BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 11 - BASIC AND DILUTED NET LOSS PER SHARE

The basic and diluted net loss per share and weighted average number of shares of common stock used in the calculation of basic and diluted net loss per share were presented in the consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2022.

In the calculation of the basic and diluted net loss, the Company included warrants that would be exercised for no or little consideration and are exercisable with no contingencies.

Due to the net loss to common shareholders in each of the periods presented above, diluted loss per share was computed without consideration to potentially dilutive instruments as their inclusion would have been anti-dilutive. As of December 31, 2023 and 2022, potentially dilutive securities excluded from the diluted loss per share calculation are as follows:

	For the Years Ended December 31,
	2023	2022

Series A 2013	-	183
Warrant to underwriters December 2019	-	45,643
Warrant to underwriters December 2019	-	47,619
Warrant to underwriters December 2019	-	45,045
Series A and B warrants October 2022	1,022,495	2,044,990
Warrant to underwriters October 2022	51,125	51,125
Warrant to underwriters May 2023	32,778	-
Warrant to underwriters May 2023	60,476	-
Warrant to underwriters June 2023	35,088	-
Warrant series C June 2023	350,878	-
Warrant to underwriters June 2023	31,231	-
Warrant series D June 2023	312,309	-
Outstanding employee stock options to purchase common stock	2,095,362	1,507,137

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)